Streaming transactions (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Contract liabilities, current	$ 127	$ 158
Contract liabilities, non-current	1,968	1,881
Total contract liabilities	2,095	2,039
Gold Streaming [Member]
IfrsStatementLineItems [Line Items]
Contract liabilities, current	81	136
Contract liabilities, non-current	1,564	1,442
Total contract liabilities	1,645	1,578
Cobalt Streaming [Member]
IfrsStatementLineItems [Line Items]
Contract liabilities, current	46	22
Contract liabilities, non-current	404	439
Total contract liabilities	$ 450	$ 461